Property, Equipment and Capitalized Software (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total	$ 99,471		$ 98,452	$ 87,030
Less accumulated depreciation and amortization	(65,328)		(62,601)	(51,864)
Property, equipment, and capitalized software	34,143		35,851	35,166
Depreciation expense	2,800	$ 3,000	11,500	11,400	$ 10,800
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	29,791		28,433	26,010
Computer equipment
Property, Plant and Equipment [Line Items]
Total	34,282		31,147	24,809
Software
Property, Plant and Equipment [Line Items]
Total	19,744		19,425	18,471
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	8,375		8,320	8,091
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total	2,625		2,625	2,625
Land
Property, Plant and Equipment [Line Items]
Total	1,780		1,780	1,780
Other equipment
Property, Plant and Equipment [Line Items]
Total	1,500		1,375	1,040
Construction in progress
Property, Plant and Equipment [Line Items]
Total	$ 1,374		$ 5,347	$ 4,204